Other Information (Detail Textuals) $ / shares in Units, $ in Thousands, ₪ in Millions					6 Months Ended
	Dec. 01, 2017 EUR (€)	Dec. 01, 2017 USD ($)	Aug. 09, 2016 USD ($)	Apr. 20, 2012 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Aug. 23, 2018 EUR (€)	Jan. 31, 2018 EUR (€)	Jan. 31, 2018 ILS (₪)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 $ / shares shares
Disclosure of transactions between related parties [line items]
Cash payout to shareholders					€ 5,730,000	€ 0
Purchase agreement PEAK6
Disclosure of transactions between related parties [line items]
Number of share issued | shares													5,000,000
Share issued price per share (in dollars per share) | shares													1.55
Warrant issued to purchase number of common stock | shares													7,500,000
Exercise price of warrants or rights (in dollars per share) | $ / shares													$ 1.74
Management services agreement peak6
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered | $			$ 1,500
Term of agreement			5 years
Quarterly amount of management fee | $			$ 375,000
Affinitas GmbH | Affinitas and rocket internet se agreement
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered					12,000	10,000
Professional fees payable					€ 0						€ 0
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of share held					25.00%
Stakeholders and officers of affinitas | Loan agreement
Disclosure of transactions between related parties [line items]
Amount of loan					€ 0						5,850,000
Interest incurred on loan					127,000	€ 254,000
Rocket Khalil
Disclosure of transactions between related parties [line items]
Cash payout to shareholders					1,377,000
David Khalil
Disclosure of transactions between related parties [line items]
Cash payout to shareholders					€ 25,000
Affinitas Phantom Share GmbH [Member] | eH Shareholder Loan [Member]
Disclosure of transactions between related parties [line items]
Percentage of share held					13.00%
Amount of loan							€ 220,000
Cash advances and loans made to related parties				€ 213,000
Borrowings, interest rate					0.50%
Receivables due from related parties					€ 70,000
MLLNNL LLC
Disclosure of transactions between related parties [line items]
Professional fees for the services rendered					€ 155,000
Peak6 | Management services agreement peak6
Disclosure of transactions between related parties [line items]
Consideration for the termination of agreement								€ 2,000,000		$ 2,400
Attorneys From City Of Santa Monica And Offices Of District Attorney | Legal proceedings contingent liability
Disclosure of transactions between related parties [line items]
Investigative costs and legal fees	€ 1,300,000	$ 1,600
Legal proceedings provision											€ 900,000	$ 1,100
Upmarket And Spark Networks Israel Ltd
Disclosure of transactions between related parties [line items]
Legal proceedings provision								€ 300,000	₪ 1.1